Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 440,200
Performance obligation percentage to be recognized	55.00%
Revenue recognized for variable consideration	$ 58,600
Contract assets	38,447	$ 21,753	$ 10,100
Contract liabilities	41,273	29,871	26,000
Contract asset increase due to fulfillment of promises prior to billing	16,700
Deferred revenue, revenue recognized	$ 27,800	26,000	$ 16,000
Increase in deferred revenue		$ 11,400